Exhibit 99

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Aug-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 1 of 3

Payment Determination Statement Number	3
Distribution Date	08-Aug-08
Record Date	07-Aug-08

Dates Covered	From and Including	To and Including
Collections Period	01-Jul-08	31-Jul-08
Accrual Period	08-Jul-08	07-Aug-08
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	80,191	$1,491,622,469.97
Collections of Installment Principal		28,340,010.47
Collections Attributable to Full Payoffs		14,016,787.07
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		1,821,452.28

Pool Balance — End of Period(EOP)	78,691	$1,447,444,220.15

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,580,000,948.19
Pool Factor (Pool Balance as a % of Initial Pool Balance)	91.61%

Ending Overcollateralization(O/C) Amount	$89,000,976.40
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	106.552%

Cumulative Net Losses	$1,267,318.36
Net Loss Ratio (3 mos weighted avg.)	0.330%
Cumulative Recovery Ratio	42.749%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	22,465,240.27	1.552%	1,178
61-90 Days Delinquent	4,011,241.40	0.277%	197
91-120 Days Delinquent	1,154,285.33	0.080%	51
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	6,855,142.92	0.474%	303

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	12,020,669.65
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.44498%

	Current Month	Prior Month
Weighted Average A.P.R.	7.621%	7.617%
Weighted Average Remaining Term (months)	54.22	55.03
Weighted Average Seasoning (months)	12.70	11.83

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Aug-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 2 of 3

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$28,340,010.47	Pool Balance	$1,447,444,220.15
Collections Attributable to Full Payoffs	14,016,787.07	Yield Supplement O/C Amount	(66,836,702.72)

Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,380,607,517.43
Recoveries on Loss Accounts	790,068.04
Collections of Interest	9,510,799.09	Total Securities	$1,358,443,243.75

Investment Earnings	56,822.95
Reserve Account	11,257,500.00	Adjusted O/C Amount	$22,164,273.68
Hedge Receipts	0.00

Total Sources	$63,971,987.62	Target Overcollateralization Amount	$51,772,781.90

Cash Uses

Servicer Fee	$1,243,018.72	O/C Release Period?	No
Hedge Payments (excl. termination payments)	296,994.27

A Note Interest	4,117,749.45	O/C Release	$0.00

First Priority Principal Distribution Amount	0.00
B Note Interest	492,135.00
Second Priority Principal Distribution Amount	0.00
C Note Interest	291,916.67
Third Priority Principal Distribution Amount	24,108,399.83
Reserve Fund	11,257,500.00
Required Principal Distribution Amount	22,164,273.68
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$63,971,987.62

Administrative Payment
Total Principal and Interest Sources	63,971,987.62
Investment Earnings in Trust Account	(56,822.95)
Hedge Receipts	0.00
Daily Collections Remitted	(52,673,526.37)

Cash Reserve in Trust Account	(11,257,500.00)
Servicer Fee (withheld)	(1,243,018.72)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	(1,258,880.42)

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Aug-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 325,000,000.00 @ 2.80413%	228,715,917.26	182,443,243.75	46,272,673.51	142.3774570	552,272.89	1.6993012
Class A-2a 195,000,000.00 @ 3.81%	195,000,000.00	195,000,000.00	0.00	0.0000000	619,125.00	3.1750000
Class A-2b 370,000,000.00 @ 3.39125%	370,000,000.00	370,000,000.00	0.00	0.0000000	1,080,489.93	2.9202431
Class A-3a 205,000,000.00 @ 4.71%	205,000,000.00	205,000,000.00	0.00	0.0000000	804,625.00	3.9250000
Class A-3b 105,000,000.00 @ 3.94125%	105,000,000.00	105,000,000.00	0.00	0.0000000	356,354.69	3.3938542
Class A-4a 125,500,000.00 @ 5.32%	125,500,000.00	125,500,000.00	0.00	0.0000000	556,383.33	4.4333333
Class A-4b 40,000,000.00 @ 4.31125%	40,000,000.00	40,000,000.00	0.00	0.0000000	148,498.61	3.7124653
Class B 90,300,000.00 @ 6.54%	90,300,000.00	90,300,000.00	0.00	0.0000000	492,135.00	5.4500000
Class C 45,200,000.00 @ 7.75%	45,200,000.00	45,200,000.00	0.00	0.0000000	291,916.67	6.4583334

Total Notes	$1,404,715,917.26	$1,358,443,243.75	$46,272,673.51		$4,901,801.12

*	Class A-1 , A-2b, A-3b and A-4b Interest is computed on an Actual/360 Basis. Days in current period 31